Commitments and Contingencies (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2024	Jun. 30, 2025	Dec. 31, 2024	Jun. 03, 2024
Restructuring Cost and Reserve [Line Items]
Common stock bid price				$ 1.00
Northland Securities [Member]
Restructuring Cost and Reserve [Line Items]
Termination fee	$ 150,000
The Benchmark Company LLC Right Of First Refusal [Member]
Restructuring Cost and Reserve [Line Items]
Business Combination, Reason for Business Combination			Pursuant to the Amendment Engagement, the parties agreed that the Company would pay Benchmark $230,000 at the closing of the business combination and an additional $435,000 on October 25, 2023. Both of those payments have been made in full. In addition, the Amendment Engagement provided that Benchmark has been granted a right of first refusal to act as lead or joint-lead investment banker, lead or joint-lead book- runner and/or lead or joint-lead placement agent for all future public and private equity and debt offerings through October 25, 2023.
The Benchmark Company L L C [Member]
Restructuring Cost and Reserve [Line Items]
Business Combination, Reason for Business Combination		Pursuant to the Amendment Engagement, the parties agreed that the Company would pay Benchmark $230,000 at the closing of the business combination and an additional $435,000 on October 25, 2023. Both of those payments have been made in full. In addition, the Amendment Engagement provided that Benchmark has been granted a right of first refusal to act as lead or joint-lead investment banker, lead or joint-lead book- runner and/or lead or joint-lead placement agent for all future public and private equity and debt offerings through October 25, 2023.